UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM 10-D
ASSET-BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934
For the monthly distribution period from January 25, 2009 to February 25, 2009
Commission File Number of issuing entity: 333-147919-01
National City Mortgage Capital Trust 2008-1
(Exact name of issuing entity as specified in its charter)
Commission File Number of depositor: 333-147919
National City Mortgage Capital LLC
(Exact name of depositor as specified in its charter)
National City Mortgage Co.
(Exact name of sponsor as specified in its charter)
New York
(State or other jurisdiction of incorporation or organization of the issuing entity)
54-2201321
(I.R.S. Employer Identification No.)
3232 Newmark Drive
Miamisburg, Ohio
(Address of principal executive offices of the issuing entity)
45342
(Zip Code)
(937) 910-4372
(Telephone number, including area code)
N/A
(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)

Title of class	Section 12(b)	Section 12(g)	Section 15(d)	Name of exchange (If Section 12(b))
Class 1-A-1			X
Class 1-A-2			X
Class 1-A-3			X
Class 1-A-R			X
Class 2-A-1			X
Class 2-A-2			X
Class 2-A-3			X
Class 2-A-4			X
Class 2-A-5			X
Class 2-IO			X
Class 2-PO			X
Class 1-B-1			X
Class 1-B-2			X
Class 1-B-3			X
Class 2-B-1			X
Class 2-B-2			X
Class 2-B-3			X

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes   X   No ___
PART I — DISTRIBUTION INFORMATION
Item 1. Distribution and Pool Performance Information.
A monthly distribution was made to holders of National City Mortgage Capital Trust 2008-1, Mortgage Pass-Through Certificates, Series 2008-1. The monthly distribution report is attached as Exhibit 99 to this Form 10-D.
PART II — OTHER INFORMATION
Item 9. Exhibits.

Exhibit No.	Description

99	Monthly Distribution Report

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

National City Mortgage Capital Trust 2008-1
(issuing entity)

By:	National City Mortgage Capital LLC, as Depositor
By:	/s/ Theodore W. Tozer

Name: Theodore W. Tozer
Title: Vice President & Secretary
Dated: February 26, 2009

Exhibit Index.

Exhibit No.	Description

99	Monthly Distribution Report